ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2016	2015

Employees and payroll accruals	$12,251	$10,438
Accrued expenses	7,005	7,138
Advances from customers	1,022	574
Taxes payable	3,091	2,647
Warranty provision	1,287	1,239
Derivatives	536	1,421
Phantom share based payment	100	390
Legal settlements and loss contingencies (see also note 10)	7,355	3,647
Other	418	492

	$33,065	$27,986